Business Acquisitions - Heartland Generation (Details) $ in Millions	Oct. 02, 2025 MW	Aug. 01, 2025 MW	Dec. 04, 2024 CAD ($)
Poplar Hill Facility
Disclosure of detailed information about business combination [line items]
Percent sold		100.00%
Capacity of facility (in megawatts) | MW		48
Rainbow Lake Facility
Disclosure of detailed information about business combination [line items]
Percent sold	50.00%
Capacity of facility (in megawatts) | MW	97
Heartland Generation
Disclosure of detailed information about business combination [line items]
Cash consideration			$ 493
Credit facilities, long-term debt and lease liabilities (Note 25)			232
Goodwill recognised			51
Goodwill expected to be deductible for tax purposes			$ 0